UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2008 – September 30, 2008

Item 1.  Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

CornerCap Balanced Fund

CornerCap Small-Cap Value Fund

CornerCap Contrarian Fund

September 30, 2008

Manager’s Report to the Shareholders	2
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	4
CornerCap Contrarian Fund	5

Fund Expenses	6

Schedule of Investments	7
CornerCap Balanced Fund	7
CornerCap Small-Cap Value Fund	13
CornerCap Contrarian Fund	16

Statement of Assets and Liabilities	24
CornerCap Balanced Fund	24
CornerCap Small-Cap Value Fund	25
CornerCap Contrarian Fund	26

Statement of Operations	27
CornerCap Balanced Fund	27
CornerCap Small-Cap Value Fund	28
CornerCap Contrarian Fund	29

Statement of Changes in Net Assets	30
CornerCap Balanced Fund	30
CornerCap Small-Cap Value Fund	31
CornerCap Contrarian Fund	32

Financial Highlights	34
CornerCap Balanced Fund	34
CornerCap Small-Cap Value Fund	35
CornerCap Contrarian Fund	36

Notes to Financial Statements	37

Semi-Annual | September 30, 2008

Manager’s Report to Shareholders

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semi-annual period ending September 30, 2008. The details of our performance, holdings, expenses and other Fund data can be found in the attached report, our annual prospectus, and our quarterly reports. This report is being written toward the end of October, and as such, our comments will relate more to this recent dramatic drop in the market.

For the month of October, through October 27, 2008, the broad market experienced a dramatic decline of around 28%. As you read this, hopefully the market has rallied in November. Looking at the major indices during this October market freefall, it appears that all sectors, styles, sizes, nations, etc. are being proportionately over-sold. Other than the safety of US Treasuries, there has been no place to hide over this four week period. When investor panics occur that are this extreme, our conclusion is that there are only two alternatives that an equity investor might consider:

1)              This is a new world that is coming to an end as we know it, or

2)              We will get through this total disruption, continue to increase productivity, and eventually move markets to new highs.

We have survived OPEC oil bubbles, new economy tech bubbles, major financial crises (S&Ls), world wars, 9/11 wars, rampant inflation, deflation, etc. We are probably already into a significant recession. The US and the world will survive this recession, just as it always has. We believe the markets will recover. It is not a question of if, but when. We believe that the markets have already discounted this recession. It is not a question of “enough discounting,” but more one of how much over-discounting. Insofar as CornerCap’s management of your mutual fund account, we have specific investment objectives for each mutual fund, and we will continue to invest your financial assets consistent with those long term objectives, even (or especially) as other investors freeze or panic.

Almost as disturbing as the extreme market drop has been the even greater extreme in the day-to-day market volatility. There have been many leveraged hedge fund liquidations, mutual fund redemptions (although we have had very few) and other forced selling. As of this writing, we are much closer to the floor than the ceiling. We are looking for that last “capitulation trade.” This trade represents the tipping point when the aggregated balance of sell orders from frightened investors starts losing ground to the buy orders from the more patient, long term and value-seeking investors. Once we pass the tipping point, we believe that a market recovery could be rapid from this depressed level. As long term investors, we must be there, invested according to our objectives. It is just as important that you, our shareholders, stay with your own plan and continue to maintain your commitment to equity investments. Else, there will be no recovery. Investors who capitulate before the capitulation trade will not get back into long term investments until they are comfortable. Comfort will not come until long into the recovery. With investing, when emotions prevail, the economics will fail.

We appreciate the patience of our shareholders as we work through this extreme bear market and stay fully invested, awaiting the next bull market that is a likely event but with an unpublished starting time.

CornerCap Investment Counsel
November 28, 2008

www.cornercap.com

Manager’s Report to Shareholders (Unaudited)

September 30, 2008

CornerCap Balanced Fund

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

CornerCap Small-Cap Value Fund

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

Manager’s Report to Shareholders (UNAUDITED)

CornerCap Contrarian Fund

Sector Allocation as a Percentage of Total Investments*

* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008 through September 30, 2008.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 04/01/2008	Ending Account Value 09/30/2008	Expense Paid During Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$900	$6.19
Hypothetical Fund Return	$1,000	$1,019	$6.58
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$940	$7.29
Hypothetical Fund Return	$1,000	$1,018	$7.59
CornerCap Contrarian Fund
Actual Fund Return	$1,000	$874	$7.05
Hypothetical Fund Return	$1,000	$1,018	$7.59

*

These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expense Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

Schedule of Investments (Unaudited)

CornerCap Balanced Fund	September 30, 2008

	Shares	Value
COMMON STOCKS (58.9%)

Aerospace & Defense (0.9%)
Goodrich Corp.	3,130	$130,208

Apparel (1.8%)
VF Corp.	3,300	255,123

Auto Manufacturers (1.2%)
Nissan Motor Co., Ltd. (ADR)	12,300	167,157

Auto Parts & Equipment (1.9%)
Johnson Controls, Inc.	8,850	268,421

Banks (2.4%)
Comerica, Inc.	3,700	121,323
US Bancorp	6,350	228,726
		350,049
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	4,500	291,960

Biotechnology (1.6%)
Amgen, Inc.(a)	4,000	237,080

Chemicals (2.8%)
FMC Corp.	3,500	179,865
PPG Industries, Inc.	3,900	227,448
		407,313
Commercial Services & Supplies (3.3%)
Convergys Corp.(a)	10,900	161,102
Manpower, Inc.	3,350	144,586
R.R. Donnelley & Sons Co.	6,850	168,031
		473,719
Computers (1.7%)
Seagate Technology	9,600	116,352
Western Digital Corp.(a)	6,400	136,448
		252,800

STATEMENT of Investments (Unaudited)

CornerCap Balanced Fund	September 30, 2008

	Shares	Value
Diversified Investments (1.3%)
General Electric Co.	7,100	$181,050

Diversified Machinery (2.1%)
Eaton Corp.	3,100	174,158
Terex Corp.(a)	4,400	134,288
		308,446
Electronic Equipment & Instruments (2.3%)
Arrow Electronics, Inc.(a)	6,100	159,942
Diebold, Inc.	5,100	168,861
		328,803
Electronics (2.0%)
Avnet, Inc.(a)	6,000	147,780
Flextronics International Ltd.(a)	19,500	138,060
		285,840
Forest Products & Paper (1.3%)
International Paper Co.	7,100	185,878

Health Care Providers & Services (3.5%)
Cigna Corp.	4,800	163,104
Lincare Holdings, Inc.(a)	6,300	189,567
UnitedHealth Group, Inc.	5,940	150,817
		503,488
Insurance (5.7%)
Everest Re Group Ltd.	2,550	220,652
Lincoln National Corp.	3,800	162,678
PartnerRe Ltd.	3,500	233,834
The Travelers Cos., Inc.	4,550	205,660
		822,824
Investment Companies (1.7%)
American Capital Strategies Ltd.	9,480	241,835

Iron & Steel (1.2%)
Gerdau Ameristeel Corp.	17,700	174,168

Media (0.8%)
Gannett Co., Inc.	6,900	116,679

Schedule of Investments (Unaudited)

CornerCap Balanced Fund

	Shares	Value
Oil & Gas (4.4%)
ConocoPhillips	2,150	$157,488
ENSCO International, Inc.	2,650	152,720
Marathon Oil Corp.	4,300	171,440
National Oilwell Varco, Inc.(a)	3,200	160,736
		642,384
Pharmaceuticals (2.4%)
Pfizer, Inc.	9,050	166,882
Wyeth	5,000	184,700
		351,582
Retail (2.8%)
Darden Restaurants, Inc.	8,300	237,628
Office Depot, Inc.(a)	29,390	171,050
		408,678
Telecommunications (4.4%)
AT&T, Inc.	7,000	195,440
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	169,950
Telmex Internacional, S.A. de C.V. (ADR)	6,600	85,800
Windstream Corp.	16,850	184,339
		635,529
Toys, Games, & Hobbies (1.3%)
Mattel, Inc.	10,400	187,616

Transportation (2.1%)
Norfolk Southern Corp.	4,700	311,187

Total Common Stocks (Cost $9,397,831)		8,519,817

	Principal
	Amount	Value
CORPORATE BONDS (19.6%)

Banks (2.9%)
Citigroup, Inc.,
7.250%, 10/01/2010	$165,000	156,382
5.000%, 09/15/2014	150,000	115,007
GCB Wells Fargo,
3.125%, 04/01/2009	150,000	148,506
		419,895

	Principal
	Amount	Value
Beverages (0.7%)
Pepsico, Inc.,
5.700%, 11/01/2008	$100,000	$99,947

Chemicals (0.7%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	99,691

Diversified Financial Services (2.6%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	99,414
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	18,750
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	157,437
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	98,097
		373,698
Diversified Investments (0.9%)
General Electric Capital Notes,
5.450%, 01/15/2013	140,000	130,795

Health Care Products (1.0%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	147,315

Investment Companies (4.7%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	97,428
Credit Suisse USA,
5.375%, 03/02/2016	250,000	223,211
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	140,348
Merrill Lynch & Co, Inc.,
6.375%, 10/15/2008	150,000	149,818
Morgan Stanley,
5.050%, 01/21/2011	100,000	72,021
		682,826

	Principal
	Amount	Value
Pharmaceuticals (1.2%)
Eli Lilly & Co.,
6.000%, 03/15/2012	$160,000	$170,085

Retail (3.1%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	97,930
Quicksilver, Inc.,
4.950%, 08/15/2014	200,000	202,109
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	154,060
		454,099
Telecommunications (1.8%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	150,288
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	115,025
		265,313

Total Corporate Bonds (Amortized Cost $3,120,183)		2,843,664

U.S. GOVERNMENT & AGENCY OBLIGATIONS (20.0%)

Federal Farm Credit Bank (FFCB) (1.1%)
FFCB, 4.875%, 09/24/2014	150,000	152,959

Federal Home Loan Bank (FHLB) (1.1%)
FHLB, 5.250%, 06/12/2009	150,000	152,100

Federal Home Loan Mortgage Corp (FHLMC) (1.0%)
FHLMC, 4.500%, 01/15/2015	150,000	151,362

Federal National Mortgage Association (FNMA) (2.9%)
FNMA, 7.125%, 06/15/2010	150,000	159,864
FNMA, 5.000%, 03/15/2016	250,000	257,242
		417,106

	Principal
	Amount	Value
U.S. Treasury (13.9%)
U.S. Treasury Inflation Indexed Bond,
1.875%, 07/15/2015	$169,601	$166,712
U.S. Treasury Notes,
3.375%, 12/15/2008	100,000	100,516
4.875%, 05/15/2009	100,000	101,922
5.500%, 05/15/2009	200,000	204,625
5.750%, 08/15/2010	150,000	160,734
5.000%, 02/15/2011	100,000	107,000
5.000%, 08/15/2011	190,000	205,258
4.875%, 02/15/2012	280,000	301,065
4.250%, 08/15/2013	150,000	159,375
4.000%, 02/15/2014	155,000	162,811
4.000%, 02/15/2015	170,000	178,487
5.125%, 05/15/2016	150,000	165,082
		2,013,587

Total U.S. Government & Agency Obligations (Amortized Cost $2,758,227)		2,887,114

	Shares	Value
SHORT TERM INVESTMENTS (1.0%)

Federated Treasury Obligation Money Market Fund,
7 Day Yield 1.036%(b)	138,986	138,986

Total Short Term Investments (Cost $138,986)		138,986

Total Investments (Cost $15,415,227)	99.5%	14,389,581

Total Other Assets in Excess of Liabilities	0.5%	65,428

Total Net Assets	100.0%	$14,455,009

(a)       Non-income producing security.

(b)       Investment in other funds are calculated at their respective net asset values as determined by those fund in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR – American Depositary Receipt.

S.A. de C. V. – A variable capital company.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SEPTEMBER 30, 2008

	Shares	Value
COMMON STOCKS (96.7%)

Aerospace & Defense (1.8%)
Esterline Technologies Corp.(a)	7,130	$282,277

Auto Parts & Equipment (2.0%)
ArvinMeritor, Inc.	24,650	321,436

Banks (5.1%)
FirstMerit Corp.	19,140	401,940
Washington Federal, Inc.	22,344	412,247
		814,187
Building Products (1.9%)
Apogee Enterprises, Inc.	19,960	299,999

Chemicals (2.9%)
Olin Corp.	13,110	254,334
OM Group, Inc.(a)	9,600	216,000
		470,334
Commercial Services & Supplies (4.8%)
Heidrick & Struggles International, Inc.	12,300	370,845
Korn/Ferry International(a)	22,250	396,495
		767,340
Diversified Machinery (7.9%)
Cascade Corp.	8,650	378,956
Chart Industries, Inc.(a)	7,280	207,917
Crane Co.	10,525	312,698
Wabtec Corp.	7,000	358,609
		1,258,180
Diversified Manufacturers (5.3%)
EnPro Industries, Inc.(a)	9,730	361,566
Standex International Corp.	17,650	489,787
		851,353
Electronic Equipment & Instruments (7.5%)
CTS Corp.	30,320	387,490
Fushi Copperweld, Inc.(a)	34,540	334,693

	Shares	Value
Electronic Equipment & Instruments (continued)
Kemet Corp.(a)	67,900	$92,344
Technitrol, Inc.	26,630	393,857
		1,208,384
Electronics (2.0%)
TTM Technologies, Inc.(a)	33,000	327,360

Engineering & Construction (1.2%)
KHD Humboldt Wedag International Ltd.(a)	10,000	191,800

Food (4.2%)
American Italian Pasta Co.(a)	876	14,542
Gruma, S.A.B. de C.V. (ADR)(a)	37,200	297,600
Sanderson Farms, Inc.	9,920	364,461
		676,603
Forest Products & Paper (2.3%)
Buckeye Technologies, Inc.(a)	45,050	368,960

Health Care Providers & Services (4.2%)
Kinetic Concepts, Inc.(a)	10,150	290,189
Lincare Holdings, Inc.(a)	12,800	385,152
		675,341
Household Durables (2.6%)
Helen of Troy Ltd.(a)	18,590	423,295

Insurance (12.9%)
Assured Guaranty Ltd.	22,400	364,224
HCC Insurance Holdings, Inc.	15,337	414,099
The Navigators Group, Inc.(a)	7,400	429,200
Reinsurance Group of America, Inc.	8,000	432,000
SeaBright Insurance Holdings, Inc.(a)	33,320	433,159
		2,072,682
Investment Companies (0.6%)
MCG Capital Corp.	37,800	99,036

Metal Fabrication (2.2%)
Haynes International, Inc.(a)	7,400	346,542

	Shares	Value
Oil & Gas (3.8%)
Basic Energy Services, Inc.(a)	14,360	$305,868
Unit Corp.(a)	6,200	308,884
		614,752
Retail (9.8%)
Cabela’s, Inc.(a)	37,500	453,000
Fred’s, Inc.	30,330	431,293
Regis Corp.	13,600	374,000
Ruby Tuesday, Inc.(a)	53,640	310,576
		1,568,869
Telecommunications (9.1%)
Harmonic, Inc.(a)	43,400	366,730
Plantronics, Inc.	17,400	391,848
Sierra Wireless, Inc.(a)	31,830	317,345
Syniverse Holdings, Inc.(a)	22,910	380,535
		1,456,458
Trucking (2.6%)
Arkansas Best Corp.	12,350	416,072

Total Common Stocks (Cost $17,875,953)		15,511,260

SHORT TERM INVESTMENTS (3.4%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 1.036%(b)	541,901	541,901

Total Short Term Investments (Cost $541,901)		541,901

Total Investments (Cost $18,417,854)	100.1%	16,053,161

Total Liabilities in Excess of Other Assets	(0.1)%	(15,985)

Total Net Assets	100.0%	$16,037,176

(a)	Non-income producing security.
(b)	Investment in other funds are calculated at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

S.A.B. de C.V. - A variable capital company.

The accompanying notes to the financial statements are an integral part of these financial statements.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SEPTEMBER 30, 2008

	Shares	Value
COMMON STOCKS (99.3%)

Advertising (0.5%)
Omnicom Group, Inc.	610	$23,522

Aerospace & Defense (1.4%)
LMI Aerospace, Inc.(a)	1,680	33,784
Triumph Group, Inc.	615	28,112
		61,896
Agriculture (0.7%)
Reynolds American, Inc.	620	30,144

Apparel (0.7%)
Coach, Inc.(a)	1,150	28,796

Auto Manufacturers (0.7%)
Toyota Motor Corp. (ADR)	350	30,030

Auto Parts & Equipment (1.8%)
Autoliv, Inc.	725	24,469
The Goodyear Tire & Rubber Co.(a)	1,395	21,357
Lear Corp.(a)	1,110	11,655
WABCO Holdings, Inc.	635	22,568
		80,049
Banks (3.0%)
Banco Latinoamericano de Exportaciones S.A. - Class E	2,100	30,282
Oriental Financial Group, Inc.	1,626	29,040
Sierra Bancorp	511	10,659
The Bank of New York Co., Inc.	755	24,598
Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	350	35,323
		129,902
Beverages (1.6%)
Constellation Brands, Inc. - Class A(a)	1,755	37,663
PepsiAmericas, Inc.	1,460	30,251
		67,914

	Shares	Value
Biotechnology (0.6%)
Biogen Idec, Inc.(a)	550	$27,660

Building Products (0.5%)
Comfort Systems USA, Inc.	1,710	22,846

Chemicals (3.6%)
FMC Corp.	400	20,556
Lubrizol Corp.	675	29,119
Nova Chemicals Corp.	1,150	25,989
Olin Corp.	996	19,322
OM Group, Inc.(a)	475	10,688
RPM International, Inc.	1,440	27,850
Terra Industries, Inc.	789	23,197
		156,721
Coal (0.8%)
Arch Coal, Inc.	585	19,241
Walter Industries, Inc.	325	15,421
		34,662
Commercial Services & Supplies (4.3%)
AerCap Holdings N.V.(a)	1,575	16,711
Cenveo, Inc.(a)	3,335	25,646
Dollar Financial Corp.(a)	1,160	17,852
Heidrick & Struggles International, Inc.	1,050	31,657
Rent-A-Center, Inc.(a)	1,231	27,427
Steiner Leisure Ltd.(a)	1,100	37,818
United Rentals, Inc.(a)	1,720	26,213
		183,324
Computers (3.1%)
Computer Sciences Corp.(a)	690	27,689
Hewlett-Packard Co.	615	28,438
Lexmark International, Inc.(a)	770	25,079
Telvent GIT S.A.	1,325	31,574
Western Digital Corp.(a)	993	21,171
		133,951
Containers & Packaging (0.4%)
Owens-Illinois, Inc.(a)	585	17,199

	Shares	Value
Diversified Financial Services (1.3%)
Encore Capital Group, Inc.(a)	1,855	$25,413
GFI Group, Inc.	1,205	5,676
World Acceptance Corp.(a)	683	24,588
		55,677
Diversified Machinery (3.2%)
Altra Holdings, Inc.(a)	2,000	29,520
Crane Co.	800	23,768
Cummins, Inc.	400	17,488
Gardner Denver, Inc.(a)	528	18,332
The Manitowoc Co. Inc.	830	12,907
Terex Corp.(a)	460	14,039
Timken Co.	830	23,531
		139,585
Electric (1.2%)
Edison International	630	25,137
MDU Resources Group, Inc.	885	25,665
		50,802
Electronic Equipment & Instruments (2.1%)
Arrow Electronics, Inc.(a)	950	24,909
EnerSys, Inc.(a)	1,050	20,696
GrafTech International Ltd.(a)	1,455	21,985
Insteel Industries, Inc.	1,860	25,277
		92,867
Electronics (2.0%)
AU Optronics Corp. (ADR)	2,835	32,205
Celestica, Inc.(a)	4,565	29,399
Multi-Fineline Electronix, Inc.(a)	1,640	24,256
		85,860
Engineering & Construction (1.1%)
EMCOR Group, Inc.(a)	860	22,635
Perini Corp.(a)	905	23,340
		45,975

	Shares	Value
Food (2.1%)
Chiquita Brands International, Inc.(a)	1,400	$22,134
Fresh Del Monte Produce, Inc.(a)	833	18,493
Nash Finch Co.	600	25,872
SUPERVALU, Inc.	1,050	22,785
		89,284
Forest Products & Paper (1.1%)
Buckeye Technologies, Inc.(a)	3,030	24,816
KapStone Paper and Packaging Corp.(a)	3,575	22,701
		47,517
Health Care Products (0.6%)
Cynosure, Inc.(a)	1,440	25,834

Health Care Providers & Services (3.8%)
Centene Corp.(a)	1,800	36,918
Cigna Corp.	750	25,485
Kinetic Concepts, Inc.(a)	665	19,012
LifePoint Hospitals, Inc.(a)	1,035	33,265
Lincare Holdings, Inc.(a)	1,100	33,099
WellCare Health Plans, Inc.(a)	590	21,240
		169,019
Household Durables (0.7%)
CSS Industries, Inc.	1,200	30,888

Insurance (11.3%)
American Safety Insurance Holdings Ltd.(a)	2,000	30,220
Amerisafe, Inc.(a)	2,300	41,860
Aspen Insurance Holdings Ltd.	1,400	38,500
Assurant, Inc.	475	26,125
Axis Capital Holdings Ltd.	975	30,917
Flagstone Reinsurance Holdings Ltd.	2,740	28,140
Hallmark Financial Services, Inc.(a)	3,000	27,270
HCC Insurance Holdings, Inc.	1,400	37,800
MetLife, Inc.	600	33,600
Platinum Underwriters Holdings Ltd.	925	32,819
Reinsurance Group of America, Inc.	530	28,620
RenaissanceRe Holdings Ltd.	650	33,800
SeaBright Insurance Holdings, Inc.(a)	2,200	28,600

	Shares	Value
Insurance (continued)
The Travelers Cos., Inc.	800	$36,160
Unum Group	1,600	40,160
		494,591
Internet (1.5%)
Earthlink, Inc.(a)	3,015	25,628
United Online, Inc.	4,197	39,491
		65,119
Iron & Steel (1.9%)
ArcelorMittal	485	23,949
Gerdau Ameristeel Corp.	1,912	18,814
Gerdau S.A. (ADR)	1,275	14,153
Ternium S.A. (ADR)	764	13,477
United States Steel Corp.	175	13,582
		83,975
Media (0.9%)
Belo Corp.	3,805	22,678
Gannett Co., Inc.	900	15,219
		37,897
Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc. - Class B	273	15,520
Harry Winston Diamond Corp.	1,130	15,029
		30,549
Miscellaneous Manufacturers (3.8%)
Acuity Brands, Inc.	975	40,715
Ceradyne, Inc.(a)	550	20,163
Cooper Industries Ltd.	610	24,370
EnPro Industries, Inc.(a)	900	33,444
Park-Ohio Holdings Corp.(a)	1,525	27,282
Textron, Inc.	685	20,057
		166,031
Office Furnishings (1.4%)
Knoll, Inc.	2,320	35,078
Xerox Corp.	2,215	25,539
		60,617

	Shares	Value
Oil & Gas (9.1%)
Apache Corp.	310	$32,327
Chevron Corp.	345	28,456
Cimarex Energy Co.	485	23,721
ConocoPhillips	500	36,624
Devon Energy Corp.	280	25,536
Energen Corp.	500	22,640
ENI S.p.A. (ADR)	445	23,563
ENSCO International, Inc.	375	21,611
Mariner Energy, Inc.(a)	1,110	22,755
Noble Corp.	800	35,120
Noble Energy, Inc.	350	19,457
St. Mary Land & Exploration Co.	618	22,032
Stone Energy Corp.(a)	583	24,678
Swift Energy Co.(a)	690	26,696
Unit Corp.(a)	375	18,683
W&T Offshore, Inc.	529	14,436
		398,335
Oil & Gas Services (2.0%)
Helix Energy Solutions Group, Inc.(a)	865	21,002
Oil States International, Inc.(a)	575	20,326
Superior Energy Services, Inc.(a)	560	17,438
WSP Holdings Ltd. (ADR)(a)	4,200	26,461
		85,227
Packaging & Containers (0.6%)
Packaging Corp. of America	1,095	25,382

Pharmaceuticals (3.3%)
AstraZeneca PLC (ADR)	790	34,665
Herbalife Ltd.	610	24,107
King Pharmaceuticals, Inc.(a)	2,985	28,596
Pfizer, Inc.	1,600	29,504
Sanofi-Aventis S.A. (ADR)	805	26,460
		143,332
Pipelines (0.5%)
Williams Cos, Inc.	980	23,177

STATEMENT of Investments (Unaudited)

CornerCap contrarian Fund

	Shares	Value
Retail (4.2%)
Fuqi International, Inc.(a)	2,990	$24,369
The Gap, Inc.	1,435	25,514
Hanesbrands, Inc.(a)	1,205	26,209
Joseph A. Bank Clothiers, Inc.(a)	705	23,688
Ltd. Brands, Inc.	1,355	23,469
PC Connection, Inc.(a)	2,955	19,769
RadioShack Corp.	2,405	41,558
		184,576
Semiconductors (2.0%)
Amkor Technology, Inc.(a)	2,815	17,932
Broadcom Corp.(a)	1,200	22,356
Marvell Technology Group Ltd.(a)	2,165	20,135
Skyworks Solutions, Inc.(a)	3,175	26,543
		86,966
Software (3.1%)
American Reprographics Co.(a)	2,000	34,500
CSG Systems International, Inc.(a)	1,900	33,307
Microsoft Corp.	1,045	27,891
Parametric Technology Corp.(a)	2,140	39,377
		135,075
Telecommunications (4.8%)
Amdocs Ltd.(a)	915	25,053
Black Box Corp.	1,015	35,048
Corning, Inc.	1,610	25,180
Premiere Global Services, Inc.(a)	1,610	22,637
Syniverse Holdings, Inc.(a)	1,680	27,904
Telecom Argentina S.A. (ADR)(a)	1,390	17,028
Telefonos de Mexico, S.A. de C.V. (ADR)	1,150	29,612
Turkcell Iletisim Hizmetleri A.S.(ADR)	1,750	26,232
		208,694
Toys, Games, & Hobbies (0.8%)
JAKKS Pacific, Inc.(a)	1,475	36,742

Transportation (2.7%)
Diana Shipping, Inc.	985	19,395
Excel Maritime Carriers Ltd.	1,000	15,080

	Shares	Value
Transportation (continued)
Overseas Shipholding Group, Inc.	420	$24,490
Ryder System, Inc.	427	26,474
Tidewater, Inc.	600	33,216
		118,655
Water (0.5%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800	22,680

Wholesale Distribution (1.3%)
Houston Wire & Cable Co.	1,549	26,596
WESCO International, Inc.(a)	925	29,767
		56,363

Total Common Stocks (Cost $5,054,386)		4,325,907

SHORT TERM INVESTMENTS (1.1%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 1.036% (b)	47,533	47,533

Total Short Term Investments (Cost $47,533)		47,533

Total Investments (Cost $5,101,919)	100.4%	4,373,440

Total Liabilities in Excess of Other Assets	(0.4)%	(18,243)

Total Net Assets	100.0%	$4,355,197

(a)	Non-income producing security.
(b)	Investment in other funds are calculated at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

A.S. - Aktieselskab is the Danish term for a stock-based corporation.

GDR - Global Depositary Receipt.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

S.A. de C.V. - A variable capital company.

S.p.A. - Societa` Per Azioni is an Italian shared company.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP BALANCED FUND	SEPTEMBER 30, 2008

Assets:
Investments, at market value, (Cost $15,415,227)	$14,389,581
Dividends and interest receivable	81,672
Total assets	14,471,253

Liabilities:
Advisory fee payable	12,481
Operating services fee payable	3,763
Total liabilities	16,244

Net assets	$14,455,009

Net asset value and offering price per share:
($14,455,009 / 1,202,813 Shares outstanding)	$12.02
Redemption price per share*	$11.90

Net assets consist of:
Paid-in capital	$14,709,983
Undistributed net investment income	237,814
Accumulated net realized gain on investments	532,858
Net unrealized depreciation in value of investments	(1,025,646)
Net assets	$14,455,009

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SEPTEMBER 30, 2008

Assets:
Investments, at market value, (Cost $18,417,854)	$16,053,161
Dividends and interest receivable	5,168
Total assets	16,058,329

Liabilities:
Advisory fee payable	14,079
Operating services fee payable	7,074
Total liabilities	21,153

Net assets	$16,037,176

Net asset value and offering price per share:
($16,037,176 / 1,603,842 Shares outstanding)	$10.00
Redemption price per share*	$9.90

Net assets consist of:
Paid-in capital	$17,646,948
Undistributed net investment loss	(18,866)
Accumulated net realized gain on investments	773,787
Net unrealized depreciation in value of investments	(2,364,693)
Net assets	$16,037,176

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SEPTEMBER 30, 2008

Assets:
Investments, at market value, (Cost $5,101,919)	$4,373,440
Receivable for investments sold	31,378
Dividends and interest receivable	5,471
Total assets	4,410,289

Liabilities:
Payable for investments purchased	49,279
Advisory fee payable	3,872
Operating services fee payable	1,941
Total liabilities	55,092

Net assets	$4,355,197

Net asset value and offering price per share:
($4,355,197 / 526,792 Shares outstanding)	$8.27
Redemption price per share *	$8.19

Net assets consist of:
Paid-in capital	$5,733,844
Undistributed net investment loss	(639)
Accumulated net realized loss on investments	(649,529)
Net unrealized depreciation in value of investments	(728,479)
Net Assets	$4,355,197

* A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP BALANCED FUND	SIX MONTHS ENDED SEPTEMBER 30, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $490)	$110,777
Interest	149,319

Total income	260,096

Expenses:
Advisory fees	81,659
Operating services fees	24,498

Total expenses	106,157

Net investment income	153,939

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	218,537
Change in unrealized appreciation/(depreciation) of investments	(1,999,643)

Net loss on investments	(1,781,106)

Net decrease in net assets resulting from operations	$(1,627,167)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND	SIX MONTHS ENDED SEPTEMBER 30, 2008

Investment income:
Dividends	$93,464
Interest	2,609

Total income	96,073

Expenses:
Advisory fees	90,981
Operating services fees	45,491

Total expenses	136,472

Net investment loss	(40,399)

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	407,622
Change in unrealized appreciation/(depreciation) of investments	(1,309,773)

Net loss on investments	(902,151)

Net decrease in net assets resulting from operations	$(942,550)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP CONTRARIAN FUND	SIX MONTHS ENDED SEPTEMBER 30, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $988)	$37,589
Interest	258

Total income	37,847

Expenses:
Advisory fees	26,101
Operating services fees	13,051

Total expenses	39,152

Net investment loss	(1,305)

Realized and unrealized loss on investments:
Net realized loss on investments	(283,263)
Change in unrealized appreciation/(depreciation) of investments	(319,182)

Net loss on investments	(602,445)

Net decrease in net assets resulting from operations	$(603,750)

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Six Months Ended September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

Operations:
Net investment income	$153,939	$344,530
Net realized gain on investments	218,537	977,599
Change in unrealized appreciation/(depreciation) of investments	(1,999,643)	(1,607,517)
Net decrease in net assets resulting from operations	(1,627,167)	(285,388)

Distributions to shareholders:
Net investment income	—	(366,178)
Capital gains	—	(1,010,239)
Total distributions	—	(1,376,417)

Capital share transactions:
Decrease in net assets resulting from capital share transactions (see note 2)	(768,522)	(743,917)
Redemption fees	—	52
Net decrease from capital shares transactions	(768,522)	(743,865)

Total decrease in net assets	(2,395,689)	(2,405,670)

Net assets:
Beginning of year	16,850,698	19,256,368
End of year (including undistributed net investment income of $237,814 and $83,875, respectively)	$14,455,009	$16,850,698

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Six Months Ended September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

Operations:
Net investment income/(loss)	$(40,399)	$21,576
Net realized gain on investments	407,622	2,301,315
Change in unrealized appreciation/(depreciation) of investments	(1,309,773)	(4,520,618)
Net decrease in net assets resulting from operations	(942,550)	(2,197,727)

Distributions to shareholders:
Capital gains	—	(2,887,577)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	(1,383,473)	2,347,807
Redemption fees	3	45
Net increase/(decrease) from capital shares transactions	(1,383,470)	2,347,852

Total decrease in net assets	(2,326,020)	(2,737,452)

Net assets:
Beginning of year	18,363,196	21,100,648
End of year (including undistributed net investment income/(loss) of $(18,866) and $21,533, respectively)	$16,037,176	$18,363,196

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Six Months Ended September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008
Operations:
Net investment income/(loss)	$(1,305)	$18,125
Net realized gain/(loss) on investments	(283,263	210,974
Change in unrealized appreciation/(depreciation) of investments	(319,182)	(876,361)
Net decrease in net assets resulting from operations	(603,750)	(647,262)

Distributions to shareholders:
Net investment income	—	(64,580)
Capital gains	—	(635,638)
Total distributions	—	(700,218)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions (see note 2)	(447,422)	1,119,225

Total decrease in net assets	(1,051,172)	(228,255)

Net assets:
Beginning of year	5,406,369	5,634,624
End of year (including undistributed net investment income/(loss) of $(639) and $666, respectively)	$4,355,197	$5,406,369

The accompanying notes to the financial statements are an integral part of these financial statements.

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007		2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$13.36		$14.81	$14.00		$13.22	$12.80	$10.18

Income from investment operations:
Net investment income	0.13		0.30	0.24		0.21	0.31	0.14
Net realized and unrealized gain/(loss) on investments	(1.47)		(0.56)	1.17		0.77	0.56	2.65

Total income/(loss) from investment operations	(1.34)		(0.26)	1.41		0.98	0.87	2.79

Dividends and distributions to shareholders
Distributions from net investment income	0.00		(0.32)	(0.37)		0.00	(0.45)	(0.17)
Distributions from net realized gain on investments	0.00		(0.87)	(0.23)		(0.20)	0.00	0.00

Total dividends and distributions to shareholders	0.00		(1.19)	(0.60)		(0.20)	(0.45)	(0.17)

Paid-in capital from redemption fees	0.00		0.00 (1)	0.00	(1)	0.00	0.00	0.00

Net asset value, end of period	$12.02		$13.36	$14.81		$14.00	$13.22	$12.80

Total return	(10.03	)%(2)	(2.20)%	10.17%		7.43%	6.86%	27.48%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$14,455		$16,851	$19,256		$14,720	$11,003	$9,697

Ratios to average net assets:
Expenses	1.30	%(3)	1.30%	1.30	%(4)	1.30%	1.30%	1.30%
Net investment income	1.89	%(3)	1.91%	1.96	%(4)	1.72%	2.07%	1.70%

Portfolio turnover rate*	7	%(2)	21%	22%		20%	19%	12%

*                 A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)       Less than $0.005 per share.

(2)       Not Annualized.

(3)       Annualized.

(4)       Ratio of expenses and net investment income to average net assets, before waiverby advisor, are 1.31% and 1.95%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007		2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$10.64		$14.07	$13.39		$15.13	$14.55	$9.33

Income from investment operations:
Net investment income/(loss)	(0.02)		0.01	0.00	(1)	0.04	(0.04)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.62)		(1.45)	1.30		0.79	1.15	5.38

Total income/(loss) from investment operations	(0.64)		(1.44)	1.30		0.83	1.11	5.35

Dividends and distributions to shareholders
Distributions from net investment income	0.00		0.00	0.00	(1)	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00		(1.99)	(0.62)		(2.57)	(0.53)	(0.13)

Total dividends and distributions to shareholders	0.00		(1.99)	(0.62)		(2.57)	(0.53)	(0.13)

Paid-in capital from redemption fees	0.00	(1)	0.00 (1)	0.00		0.00	0.00	0.00

Net asset value, end of period	$10.00		$10.64	$14.07		$13.39	$15.13	$14.55

Total return	(6.02	)%(2)	(10.91)%	9.92%		6.05%	7.71%	57.43%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$16,037		$18,363	$21,101		$20,329	$20,852	$18,641

Ratios to average net assets:
Expenses	1.50	%(3)	1.48%	1.50	%(4)	1.50%	1.50%	1.50%
Net investment income/(loss)	(0.44	)%(3)	0.11%	0.00	%(1)(4)	0.03%	(0.27)%	(0.23)%

Portfolio turnover rate*	16	%(2)	55%	35%		27%	38%	22%

*

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)	Less than $0. 005 per share.
(2)	Not Annualized.
(3)	Annualized.
(4)	Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.56% and (0.06)%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2008		Year Ended March 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per share operating performance
Net asset value, beginning of period	$9.46		$11.98	$10.83	$9.78	$8.82	$5.17

Income from investment operations:
Net investment income/(loss)	(0.00	)(1)	0.03	0.15	0.04	0.03	(0.08)
Net realized and unrealized gain/(loss) on investments	(1.19)		(1.14)	1.06	1.06	0.93	3.73

Total income/(loss) from investment operations	(1.19)		(1.11)	1.21	1.10	0.96	3.65

Dividends and distributions to shareholders
Distributions from net investment income	0.00		(0.13)	(0.06)	(0.05)	0.00	0.00
Distributions from net realized gain on investments	0.00		(1.28)	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	0.00		(1.41)	(0.06)	(0.05)	0.00	0.00

Net asset value, end of period	$8.27		$9.46	$11.98	$10.83	$9.78	$8.82

Total return	(12.58	)%(2)	(10.45)%	11.19%	11.27%	10.88%	70.60%

Ratios and supplemental data:
Net assets, end of period (in 000s)	$4,355		$5,406	$5,635	$4,966	$4,330	$3,891

Ratios to average net assets:
Expenses, after waiver	1.50	%(3)	1.49%	1.50%	1.50%	1.72%	1.80%
Expenses, before waiver						1.80%
Net investment income/(loss), after waiver	(0.05	)%(3)	0.31%	1.33%	0.40%	0.32%	(1.12)%
Net investment income, before waiver						0.24%

Portfolio turnover rate*	61	%(2)	138%	44%	49%	154%	64%

*

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)	Less than $0.005 per share.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes to the financial statements are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B.   Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.   Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.   Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Notes to Financial Statements (Unaudited)

E.   Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.   Fair Value Measurements – The Funds adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assump-tions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)

CornerCap Balanced Fund
Level 1 – Quoted Prices	$8,658,803	—
Level 2 – Other Significant Observable Inputs	5,730,778	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$14,389,581	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

Notes to Financial Statements (Unaudited)

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)

CornerCap Small-Cap Value Fund
Level 1 – Quoted Prices	$16,053,161	—
Level 2 – Other Significant Observable Inputs	0	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$16,053,161	—

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)

CornerCap Contrarian Fund
Level 1 – Quoted Prices	$4,373,440	—
Level 2 – Other Significant Observable Inputs	0	—
Level 3 – Significant Unobservable Inputs	0	—
Total	$4,373,440	—

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended September 30, 2008, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

G.  New Accounting Pronouncements – In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds believe that the adoption of FAS 161 will have no material impact on financial statement disclosures.

2.  SHARES OF BENEFICIAL INTEREST

On September 30, 2008, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Notes to Financial Statements (Unaudited)

CornerCap Balanced Fund:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	52,371	$706,820	126,735	$1,902,358
Share Issued in Reinvestment of Dividends	—	—	97,382	1,372,104
Total	52,371	706,820	224,117	3,274,462
Less Shares Redeemed	(110,456)	(1,475,342)	(263,742)	(4,018,379)
Net Decrease	(58,085)	$(768,522)	(39,625)	$(743,917)

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	20,589	$227,487	98,517	$1,250,991
Share Issued in Reinvestment of Dividends	—	—	257,177	2,867,525
Total	20,589	227,487	355,694	4,118,516
Less Shares Redeemed	(142,382)	(1,610,960)	(129,417)	(1,770,709)
Net Increase/(Decrease)	(121,793)	$(1,383,473)	226,277	$2,347,807

CornerCap Contrarian Fund:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Value	Shares	Value
Shares Sold	12,714	$121,133	42,969	$518,979
Share Issued in Reinvestment of Dividends	—	—	65,294	684,279
Total	12,714	121,133	108,263	1,203,258
Less Shares Redeemed	(57,699)	(568,555)	(6,720)	(84,033)
Net Increase/(Decrease)	(44,985)	$(447,422)	101,543	$1,119,225

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at September 30, 2008, were as follows:

Notes to Financial Statements (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Contrarian Fund
Gross appreciation (excess of value over tax cost)	$1,207,800	$1,510,082	$188,394
Gross depreciation (excess of tax cost over value)	(2,233,446)	(3,874,775)	(916,873)
Net unrealized depreciation	$(1,025,646)	$(2,364,693)	$(728,479)
Cost of investments for income tax purposes	$15,415,227	$18,417,854	$5,101,919

4.  DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. For the year ended March 31, 2008, the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Contrarian Fund reclassified distributions in excess of net realized gains of $6,220, $43 and $23, respectively, against undistributed net investment income. For the CornerCap Contrarian Fund, other permanent differences in the amount of $388 were also reclassified from accumulated realized gains to undistributed net investment income.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

CornerCap Balanced Fund:

On December 21, 2007, an ordinary income distribution of $0.32 per share, a short-term capital gain distribution of $0.28 per share, and a long-term capital gain distribution of $0.59 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

The tax character of distributions paid for the year ended March 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$689,659
Long-term capital gains	686,758
Total	$1,376,417

Notes to Financial Statements (Unaudited)

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$83,875
Undistributed long-term gains	314,321
Unrealized appreciation	973,997
Total	$1,372,193

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. There were no such differences for the period ended March 31, 2008.

CornerCap Small-Cap Value Fund:

On December 21, 2007, a short-term capital gain distribution of $0.37 per share, and a long-term capital gain distribution of $1.62 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

The tax character of distributions paid for the year ended March 31, 2008 was as follows:

Distributions paid from:

Ordinary income	$532,469
Long-term capital gains	2,355,108
Total	$2,887,577

As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$21,533
Undistributed long-term gains	366,165
Unrealized depreciation	(1,054,920)
Total	$(667,222)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. There were no such differences for the period ended March 31, 2008.

CornerCap Contrarian Fund:

On December 21, 2007, an ordinary income distribution of $0.13 per share, a short-term capital gain distribution of $0.05 per share and a long-term capital gain distribution of $1.23 per share were declared. The distribution was paid on December 24, 2007 to shareholders of record on December 20, 2007.

Notes to Financial Statements (Unaudited)

The tax character of distributions paid for the year ended March 31, 2008 was as follows:

Distributions paid from:

Ordinary income	$86,555
Long-term capital gains	613,663
Total	$700,218

As of March 31, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$666
Undistributed long-term gains	13
Unrealized depreciation	(409,297)
Other Cumulative Effect of Timing Difference	(366,279)
Total	$(774,897)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. As of March 31, 2008, timing differences noted above represent the deferral of post-October losses for federal income tax purposes.

5.  INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the six months ended September 30, 2008, the Advisor earned an Advisory Fee of $81,659, $90,981 and $26,101 from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Contrarian Fund, respectively. At September 30, 2008, the Funds owed the Advisor $12,481, $14,079 and $3,872 for Advisory Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Contrarian Fund, respectively.

In addition, each Fund and the Advisor have an Operating Services Agreement whereby the Advisor receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of .30%, .50% and .50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Contrarian Fund, respectively. For the six months ended September 30, 2008, the Advisor earned an Operating Services Fee of $24,498, $45,491 and $13,051 from the CornerCap Balanced Fund, CornerCap Small-Cap Value

Notes to Financial Statements (Unaudited)

Fund and CornerCap Contrarian Fund, respectively. At September 30, 2008, the Funds owed the Advisor $3,763, $7,074 and $1,941 for Operating Services Fees from the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Contrarian Fund, respectively.

B. On August 1, 2005, the Funds and the Advisor entered into the following agreements whereby the Advisor pays any associated fees from the Operating Services Fees it receives from the Funds: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

6.  PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the six months ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $1,095,244 and $1,185,824, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the six months ended September 30, 2008 were $0 and $100,000, respectively.

CornerCap Small-Cap Value Fund: For the six months ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $2,910,770 and $4,793,738, respectively.

CornerCap Contrarian Fund: For the six months ended September 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $3,134,411 and $3,550,028, respectively.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2008, Charles Schwab & Co. held approximately 31.89% of the CornerCap Balanced Fund’s shares, and STATVEST, LP held approximately 26.87% of the CornerCap Contrarian Fund’s shares.

Additional information (Unaudited)

1.  PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s web site at http://www.sec.gov.

2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3.  COMPENSATION OF TRUSTEES

The Independent Trustees of the Funds receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

4.  TAX DESIGNATIONS

The Funds designate the following for federal income tax purposes for the year ended March 31, 2008:

Dividends Received Deduction

Balanced Fund	30.47%
Small-Cap Fund	44.62%
Contrarian Fund	49.02%

Qualified Dividend Income

Balanced Fund	32.97%
Small-Cap Fund	46.60%
Contrarian Fund	51.17%

RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 6, 2008, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements.

The nature, extent, and quality of the services provided by the Advisor. In this regard, the Board considered the responsibilities the Advisor would have under each of the Agreements. The Board reviewed the services being provided by the Advisor to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. After reviewing the foregoing information and further information in the Advisor Memorandum, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for each of the Funds.

The investment performance of the Funds and the Advisor. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices. The Board also considered the consistency of the Advisor’s management of the Funds with the Funds’ investment objective and policies. Among other things, the Board considered the Funds’ short-term and long-term performance. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and separate accounts, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of each Fund and the Advisor was satisfactory.

The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds. In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered the Advisor’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then reviewed the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms

RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

of the type of fund, the style of investment management, the size of the fund, and the nature of its investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

CornerCap Group of Funds

This Page Intentionally Left Blank

CornerCap Group of Funds

This Page Intentionally Left Blank

www.cornercap.com

888-813-8637

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for CornerCap Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

COR000151 Exp. 5/31/09

Item 2.  Code of Ethics.

Not applicable to this report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

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Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Not applicable to this report.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)       Not applicable.

(b)           A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds
By:	/s/ Thomas E Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Financial Officer

Date:	November 25, 2008

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